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                                   FORM 13F

                     INFORMATION REQUIRED OF INSTITUTIONAL
                 INVESTMENT MANAGERS PURSUANT TO SECTION 13(f)
                    OF THE SECURITIES EXCHANGE ACT OF 1934
                             AND RULES THEREUNDER

                      Securities and Exchange Commission
                           Washington, D.C.   20549

                  Report for the Quarter ended June 30, 1999

                    If amended report, check here:  ______


Name of Institutional Investment Manager:

              ATLANTIC RICHFIELD COMPANY*

Business Address:

Street:     333 South Hope Street
City:       Los Angeles
State:      California
Zip Code:   90071

Name, Phone Number and Title of Person Duly Authorized to Submit This Report:

Name:       Beverly L. Hamilton
Phone No.:  (213) 486-8596
Title:      Vice President and Investment Officer
______________________________________________________________________________

Attention:  Intentional misstatements or omissions of facts constitute Federal
            Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
______________________________________________________________________________

* Substantially all of the assets of the Retirement Plans of Atlantic Richfield Company ("ARCO") and Certain of Its Subsidiaries are held in a directed master trust under agreement dated as of February 1, 1980, as amended June 1, 1986, with State Street Bank and Trust Company as Trustee. A portion of these assets were previously managed by the Investment Officer of ARCO, who is a full time employee of ARCO and who had sole investment and voting discretion with respect to said assets. In October 1998, management of these securities was transferred to an outside manager and there is no plan for ARCO to hold any securities for management in the future.
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   The institutional investment manager submitting this Form and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete.

   Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Los Angeles and State of California on the 21 day of July, 1999.



                                        ATLANTIC RICHFIELD COMPANY
                                          (Name of Institutional
                                            Investment Manager)



                                            /s/  Beverly L. Hamilton
                                       _________________________________
                                       (Manual Signature of Person Duly
                                       Authorized to Submit This Report)



Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

                                      NONE